NOTE 1 - NATURE OF OPERATIONS, BASIS OF PRESENTATION (Schedule of Disaggregation of Revenue Quantitative) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 12,048,619
Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,753,926
Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,294,693
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,753,926
Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,170,215
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,426,613
Rail [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,378,927
Rail [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,047,686
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,378,927
Rail [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,047,686
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,523,964
Commercial [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,520,919
Commercial [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,045
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,520,919
Commercial [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,045
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue	61,626
Petrochemical [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,022
Petrochemical [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	41,604
Petrochemical [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,022
Petrochemical [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	41,604
Petrochemical [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	515,465
Government [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	437,585
Government [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	77,880
Government [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	437,585
Government [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	77,880
Government [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking [Member]
Disaggregation of Revenue [Line Items]
Revenue	396,473
Banking [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	396,473
Banking [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	396,473
Banking [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue	124,478
IT Suppliers [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	124,478
IT Suppliers [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	124,478
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	12,048,619
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,426,613
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,523,964
North America [Member] | Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue	61,626
North America [Member] | Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	515,465
North America [Member] | Banking [Member]
Disaggregation of Revenue [Line Items]
Revenue	396,473
North America [Member] | IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 124,478